STATEMENT OF INVESTMENTS
BNY Mellon High Yield Fund

September 30, 2023 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.9%
Advertising - .5%
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes	5.13	8/15/2027	1,509,000	[b]	1,341,452
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes	5.00	8/15/2027	1,820,000	[b,c]	1,605,670
				2,947,122
Aerospace & Defense - 2.4%
Bombardier, Inc., Sr. Unscd. Notes	7.50	2/1/2029	1,557,000	[b,c]	1,479,549
Bombardier, Inc., Sr. Unscd. Notes	7.88	4/15/2027	880,000	[b]	859,414
Rolls-Royce PLC, Gtd. Bonds	3.63	10/14/2025	1,970,000	[b]	1,851,800
Rolls-Royce PLC, Gtd. Notes	5.75	10/15/2027	900,000	[b]	869,317
Spirit AeroSystems, Inc., Scd. Notes	7.50	4/15/2025	1,480,000	[b]	1,453,689
TransDigm, Inc., Gtd. Notes	4.88	5/1/2029	2,644,000		2,326,383
TransDigm, Inc., Gtd. Notes	5.50	11/15/2027	1,625,000		1,523,185
TransDigm, Inc., Sr. Scd. Notes	6.75	8/15/2028	1,961,000	[b]	1,933,033
TransDigm, Inc., Sr. Scd. Notes	6.88	12/15/2030	2,010,000	[b]	1,973,256
				14,269,626
Airlines - 1.0%
American Airlines, Inc., Sr. Scd. Notes	11.75	7/15/2025	1,636,000	[b]	1,760,030
American Airlines, Inc./Aadvantage Loyalty IP Ltd., Sr. Scd. Notes	5.75	4/20/2029	4,285,000	[b]	3,988,800
				5,748,830
Automobiles & Components - 3.0%
Dealer Tire LLC/DT Issuer LLC, Sr. Unscd. Notes	8.00	2/1/2028	2,902,000	[b]	2,724,136
Ford Motor Co., Sr. Unscd. Notes	4.75	1/15/2043	710,000		518,993
Ford Motor Co., Sr. Unscd. Notes	5.29	12/8/2046	1,902,000		1,448,183
Ford Motor Credit Co., LLC, Sr. Unscd. Notes	3.38	11/13/2025	1,565,000		1,453,362
Ford Motor Credit Co., LLC, Sr. Unscd. Notes	4.13	8/17/2027	3,190,000		2,908,087
Ford Motor Credit Co., LLC, Sr. Unscd. Notes	4.27	1/9/2027	2,780,000		2,570,529
Ford Motor Credit Co., LLC, Sr. Unscd. Notes	6.95	6/10/2026	2,370,000		2,369,668
Ford Motor Credit Co., LLC, Sr. Unscd. Notes	7.35	3/6/2030	870,000		881,991
IHO Verwaltungs GmbH, Sr. Scd. Bonds	6.00	5/15/2027	2,200,000	[b,d]	2,044,589

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.9% (continued)
Automobiles & Components - 3.0% (continued)
IHO Verwaltungs GmbH, Sr. Scd. Bonds	EUR	8.75	5/15/2028	310,000	[b,d]	338,858
IHO Verwaltungs GmbH, Sr. Scd. Notes		6.38	5/15/2029	350,000	[b,d]	316,067
					17,574,463
Banks - .3%
Citigroup, Inc., Jr. Sub. Notes		3.88	2/18/2026	1,759,000	[c,e]	1,505,427
Building Materials - 1.8%
Camelot Return Merger Sub, Inc., Sr. Scd. Notes		8.75	8/1/2028	2,369,000	[b,c]	2,288,267
Eco Material Technologies, Inc., Sr. Scd. Notes		7.88	1/31/2027	3,318,000	[b]	3,166,996
Emerald Debt Merger Sub LLC, Sr. Scd. Notes		6.63	12/15/2030	3,836,000	[b]	3,697,615
Standard Industries, Inc., Sr. Unscd. Notes		4.75	1/15/2028	1,334,000	[b]	1,204,934
					10,357,812
Chemicals - 1.7%
Iris Holdings, Inc., Sr. Unscd. Notes		8.75	2/15/2026	2,759,000	[b,d]	2,491,129
NOVA Chemicals Corp., Sr. Unscd. Notes		5.00	5/1/2025	3,390,000	[b]	3,197,124
Olympus Water US Holding Corp., Sr. Scd. Notes	EUR	9.63	11/15/2028	545,000	[b]	576,914
Olympus Water US Holding Corp., Sr. Scd. Notes		9.75	11/15/2028	1,560,000	[b]	1,558,578
SCIH Salt Holdings, Inc., Sr. Scd. Notes		4.88	5/1/2028	1,000,000	[b]	883,592
WR Grace Holdings LLC, Sr. Unscd. Notes		5.63	8/15/2029	1,650,000	[b]	1,336,286
					10,043,623
Collateralized Loan Obligations Debt - 2.7%
Ares European XII DAC CLO, Ser. 12A, Cl. E, (3 Month EURIBOR +6.10%)	EUR	9.81	4/20/2032	1,450,000	[b,f]	1,412,496
Bain Capital Credit Ltd. CLO, Ser. 2022-5A, Cl. E, (3 Month TSFR +7.60%)		12.95	7/24/2034	1,000,000	[b,f]	991,035
Barings I Ltd. CLO, Ser. 2018-1A, Cl. D, (3 Month TSFR +5.76%)		11.07	4/15/2031	2,000,000	[b,f]	1,729,146
Barings III Ltd. CLO, Ser. 2019-3A, Cl. ER, (3 Month TSFR +6.96%)		12.29	4/20/2031	1,000,000	[b,f]	974,969
Battalion X Ltd. CLO, Ser. 2016-10A, Cl. DR2, (3 Month TSFR +6.87%)		12.22	1/25/2035	1,750,000	[b,f]	1,452,442
Battalion XVI Ltd. CLO, Ser. 2019-16A, Cl. ER, (3 Month TSFR +6.86%)		12.19	12/19/2032	2,500,000	[b,f]	2,146,318

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.9% (continued)
Collateralized Loan Obligations Debt - 2.7% (continued)
Neuberger Berman Loan Advisers 24 Ltd. CLO, Ser. 2017-24A, Cl. E, (3 Month TSFR +6.28%)		11.60	4/19/2030	2,000,000	[b,f]	1,906,486
Octagon Investment Partners 46 Ltd. CLO, Ser. 2020-2A, Cl. ER, (3 Month TSFR +6.86%)		12.17	7/15/2036	3,000,000	[b,f]	2,693,706
OZLM VI Ltd. CLO, Ser. 2014-6A, Cl. DS, (3 Month TSFR +6.31%)		11.62	4/17/2031	2,000,000	[b,f]	1,675,406
St. Pauls CLO, Ser. 11-A, Cl. E, (3 Month EURIBOR +6.00%)	EUR	9.66	1/17/2032	1,000,000	[b,f]	979,550
					15,961,554
Commercial & Professional Services - 3.5%
Adtalem Global Education, Inc., Sr. Scd. Notes		5.50	3/1/2028	2,275,000	[b]	2,086,300
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Notes		6.13	10/15/2026	1,174,000	[b]	1,110,170
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Scd. Notes		6.63	7/15/2026	700,000	[b]	664,237
APX Group, Inc., Sr. Scd. Notes		6.75	2/15/2027	1,706,000	[b]	1,640,101
BCP V Modular Services Finance II PLC, Sr. Scd. Bonds	EUR	4.75	11/30/2028	1,650,000	[b]	1,466,421
GTCR W-2 Merger Sub LLC, Sr. Scd. Notes		7.50	1/15/2031	2,408,000	[b]	2,414,441
MPH Acquisition Holdings LLC, Sr. Scd. Notes		5.50	9/1/2028	744,000	[b]	632,774
Neptune Bidco US, Inc., Sr. Scd. Notes		9.29	4/15/2029	2,078,000	[b]	1,883,992
Prime Security Services Borrower LLC/Prime Finance, Inc., Scd. Notes		6.25	1/15/2028	3,102,000	[b,c]	2,876,542
Prime Security Services Borrower LLC/Prime Finance, Inc., Sr. Scd. Notes		3.38	8/31/2027	875,000	[b,c]	767,460
The Hertz Corp., Gtd. Notes		4.63	12/1/2026	2,979,000	[b]	2,643,833
The Hertz Corp., Gtd. Notes		5.00	12/1/2029	678,000	[b]	531,760
United Rentals North America, Inc., Gtd. Notes		4.00	7/15/2030	2,225,000		1,899,068
					20,617,099
Consumer Discretionary - 8.8%
Allwyn Entertainment Financing UK PLC, Sr. Scd. Notes		7.88	4/30/2029	2,872,000	[b]	2,911,490
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes		4.63	4/1/2030	1,440,000	[b]	1,180,353
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes		6.63	1/15/2028	640,000	[b]	604,542

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.9% (continued)
Consumer Discretionary - 8.8% (continued)
Caesars Entertainment, Inc., Sr. Scd. Notes	6.25	7/1/2025	650,000	[b]	641,675
Caesars Entertainment, Inc., Sr. Scd. Notes	7.00	2/15/2030	1,460,000	[b]	1,422,218
Carnival Corp., Gtd. Notes	6.00	5/1/2029	3,051,000	[b,c]	2,606,020
Carnival Corp., Gtd. Notes	7.63	3/1/2026	1,541,000	[b,c]	1,500,116
Carnival Corp., Scd. Notes	9.88	8/1/2027	1,462,000	[b]	1,527,337
Carnival Corp., Sr. Scd. Notes	7.00	8/15/2029	678,000	[b]	669,197
Carnival Holdings Bermuda Ltd., Gtd. Notes	10.38	5/1/2028	1,505,000	[b]	1,614,833
CCM Merger, Inc., Sr. Unscd. Notes	6.38	5/1/2026	1,638,000	[b]	1,568,262
Churchill Downs, Inc., Gtd. Notes	4.75	1/15/2028	1,200,000	[b]	1,083,589
Everi Holdings, Inc., Gtd. Notes	5.00	7/15/2029	2,617,000	[b]	2,255,540
Hilton Domestic Operating Co., Inc., Gtd. Notes	4.00	5/1/2031	1,870,000	[b]	1,573,823
International Game Technology PLC, Sr. Scd. Notes	5.25	1/15/2029	2,827,000	[b]	2,608,037
Jacobs Entertainment, Inc., Sr. Unscd. Notes	6.75	2/15/2029	1,374,000	[b]	1,220,861
KB Home, Gtd. Notes	4.00	6/15/2031	2,726,000		2,200,414
NCL Corp. Ltd., Gtd. Notes	5.88	3/15/2026	2,106,000	[b]	1,946,793
NCL Corp. Ltd., Sr. Scd. Notes	5.88	2/15/2027	2,252,000	[b]	2,143,686
Ontario Gaming GTA LP, Sr. Scd. Notes	8.00	8/1/2030	1,586,000	[b]	1,587,491
Ritchie Bros Holdings, Inc., Gtd. Notes	7.75	3/15/2031	2,270,000	[b]	2,306,887
Ritchie Bros Holdings, Inc., Sr. Scd. Notes	6.75	3/15/2028	1,150,000	[b]	1,148,793
Royal Caribbean Cruises Ltd., Gtd. Notes	7.25	1/15/2030	1,223,000	[b]	1,213,512
Royal Caribbean Cruises Ltd., Gtd. Notes	9.25	1/15/2029	373,000	[b]	394,329
Royal Caribbean Cruises Ltd., Sr. Scd. Notes	8.25	1/15/2029	1,130,000	[b]	1,173,037
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes	5.50	8/31/2026	4,002,000	[b]	3,780,951
Scientific Games Holdings LP/Scientific Games US Finco, Inc., Sr. Unscd. Notes	6.63	3/1/2030	3,409,000	[b]	2,944,728
Taylor Morrison Communities, Inc., Sr. Unscd. Notes	5.13	8/1/2030	1,388,000	[b]	1,214,340
Viking Cruises Ltd., Sr. Unscd. Notes	9.13	7/15/2031	2,186,000	[b]	2,189,235
Windsor Holdings III LLC, Sr. Scd. Notes	8.50	6/15/2030	2,362,000	[b,c]	2,333,053
				51,565,142

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.9% (continued)
Consumer Staples - .3%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., Sr. Scd. Notes		5.00	12/31/2026	1,694,000	[b]	1,546,414
Diversified Financials - 3.4%
Encore Capital Group, Inc., Sr. Scd. Bonds	EUR	4.88	10/15/2025	1,190,000	[b]	1,228,442
Encore Capital Group, Inc., Sr. Scd. Notes	GBP	4.25	6/1/2028	920,000	[b]	904,383
Garfunkelux Holdco 3 SA, Sr. Scd. Notes	EUR	6.75	11/1/2025	2,380,000	[b]	1,945,380
Intrum AB, Sr. Unscd. Bonds	EUR	3.13	7/15/2024	880,676	[b]	903,734
Intrum AB, Sr. Unscd. Notes	EUR	4.88	8/15/2025	1,190,000	[b]	1,146,174
Nationstar Mortgage Holdings, Inc., Gtd. Notes		5.00	2/1/2026	3,260,000	[b]	3,048,675
Navient Corp., Sr. Unscd. Notes		5.00	3/15/2027	2,575,000		2,317,281
Navient Corp., Sr. Unscd. Notes		5.50	3/15/2029	1,260,000		1,059,981
NFP Corp., Sr. Scd. Notes		8.50	10/1/2031	558,000	[b]	559,438
NFP Corp., Sr. Unscd. Notes		6.88	8/15/2028	1,715,000	[b]	1,471,330
PennyMac Financial Services, Inc., Gtd. Notes		5.38	10/15/2025	3,070,000	[b]	2,921,826
PennyMac Financial Services, Inc., Gtd. Notes		5.75	9/15/2031	1,109,000	[b]	908,475
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes		2.88	10/15/2026	190,000	[b]	167,503
United Wholesale Mortgage LLC, Sr. Unscd. Notes		5.75	6/15/2027	1,609,000	[b]	1,458,132
					20,040,754
Electronic Components - .5%
Sensata Technologies BV, Gtd. Notes		5.88	9/1/2030	2,395,000	[b]	2,233,801
Sensata Technologies, Inc., Gtd. Notes		4.38	2/15/2030	980,000	[b]	847,264
					3,081,065
Energy - 10.2%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unscd. Notes		8.25	2/15/2026	3,344,000	[b]	3,320,826
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes		5.75	1/15/2028	1,920,000	[b]	1,813,138
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes		5.75	3/1/2027	1,569,000	[b]	1,498,942
Antero Resources Corp., Gtd. Notes		5.38	3/1/2030	2,810,000	[b,c]	2,590,465
Apache Corp., Sr. Unscd. Notes		4.25	1/15/2030	2,000,000	[c]	1,779,592
Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unscd. Notes		6.63	7/15/2026	4,126,000	[b]	4,051,590

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.9% (continued)
Energy - 10.2% (continued)
Chesapeake Energy Corp., Gtd. Notes	5.88	2/1/2029	3,039,000	[b]	2,862,319
Comstock Resources, Inc., Gtd. Notes	6.75	3/1/2029	3,150,000	[b]	2,901,315
CQP Holdco LP/Bip-V Chinook Holdco LLC, Sr. Scd. Notes	5.50	6/15/2031	2,077,000	[b]	1,843,344
CrownRock LP/Crownrock Finance, Inc., Sr. Unscd. Notes	5.00	5/1/2029	1,634,000	[b]	1,532,692
CVR Energy, Inc., Gtd. Bonds	5.25	2/15/2025	3,514,000	[b]	3,431,702
Energy Transfer LP, Jr. Sub. Bonds, Ser. B	6.63	2/15/2028	2,680,000	[e]	2,145,914
EnLink Midstream LLC, Gtd. Notes	6.50	9/1/2030	2,672,000	[b]	2,594,757
EQM Midstream Partners LP, Sr. Unscd. Notes	5.50	7/15/2028	2,934,000		2,756,603
EQM Midstream Partners LP, Sr. Unscd. Notes	7.50	6/1/2027	361,000	[b]	362,071
New Fortress Energy, Inc., Sr. Scd. Notes	6.50	9/30/2026	679,000	[b]	625,911
New Fortress Energy, Inc., Sr. Scd. Notes	6.75	9/15/2025	2,865,000	[b]	2,738,155
Noble Finance II LLC, Gtd. Notes	8.00	4/15/2030	860,000	[b]	872,034
Northern Oil & Gas, Inc., Sr. Unscd. Notes	8.13	3/1/2028	2,050,000	[b]	2,049,570
Northriver Midstream Finance LP, Sr. Scd. Notes	5.63	2/15/2026	1,840,000	[b]	1,755,314
Rockcliff Energy II LLC, Sr. Unscd. Notes	5.50	10/15/2029	2,808,000	[b]	2,530,656
Rockies Express Pipeline LLC, Sr. Unscd. Notes	4.80	5/15/2030	3,007,000	[b]	2,598,188
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., Sr. Unscd. Notes	7.88	11/1/2028	2,006,000	[b]	2,012,269
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes	3.88	11/1/2033	3,338,000	[b]	2,595,329
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes	4.13	8/15/2031	2,360,000	[b]	1,939,049
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes	6.25	1/15/2030	1,510,000	[b]	1,441,876
Venture Global LNG, Inc., Sr. Scd. Notes	8.13	6/1/2028	2,934,000	[b]	2,907,221
				59,550,842
Environmental Control - 2.3%
Clean Harbors, Inc., Gtd. Notes	5.13	7/15/2029	1,200,000	[b]	1,105,357
Clean Harbors, Inc., Gtd. Notes	6.38	2/1/2031	2,680,000	[b]	2,609,277
Covanta Holding Corp., Gtd. Notes	4.88	12/1/2029	1,713,000	[b]	1,407,940
Covanta Holding Corp., Gtd. Notes	5.00	9/1/2030	2,690,000		2,152,474
GFL Environmental, Inc., Gtd. Notes	4.00	8/1/2028	1,640,000	[b]	1,434,601

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.9% (continued)
Environmental Control - 2.3% (continued)
GFL Environmental, Inc., Sr. Scd. Notes		3.50	9/1/2028	1,770,000	[b]	1,525,396
GFL Environmental, Inc., Sr. Scd. Notes		5.13	12/15/2026	1,490,000	[b]	1,420,862
Waste Pro USA, Inc., Sr. Unscd. Notes		5.50	2/15/2026	1,896,000	[b]	1,772,488
					13,428,395
Financials - .1%
GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub BV, Sr. Scd. Bonds	GBP	8.50	1/15/2031	431,000	[b]	538,321
Food Products - 1.4%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes		4.63	1/15/2027	1,560,000	[b]	1,474,447
Pilgrim's Pride Corp., Gtd. Notes		6.25	7/1/2033	1,502,000		1,413,441
Post Holdings, Inc., Gtd. Notes		4.63	4/15/2030	1,820,000	[b]	1,560,740
Post Holdings, Inc., Gtd. Notes		5.50	12/15/2029	1,980,000	[b]	1,797,245
US Foods, Inc., Gtd. Notes		6.88	9/15/2028	1,702,000	[b]	1,700,553
					7,946,426
Health Care - 6.9%
Bausch & Lomb Escrow Corp., Sr. Scd. Notes		8.38	10/1/2028	1,758,000	[b]	1,765,419
Bausch Health Cos., Inc., Sr. Scd. Notes		11.00	9/30/2028	2,820,000	[b]	1,920,279
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes		5.50	1/15/2028	1,971,000	[b]	1,790,575
CHS/Community Health Systems, Inc., Sr. Scd. Notes		5.25	5/15/2030	2,579,000	[b]	1,963,874
CHS/Community Health Systems, Inc., Sr. Scd. Notes		5.63	3/15/2027	3,530,000	[b]	3,032,269
CHS/Community Health Systems, Inc., Sr. Scd. Notes		8.00	3/15/2026	910,000	[b]	868,336
Encompass Health Corp., Gtd. Notes		4.75	2/1/2030	1,870,000		1,657,037
HealthEquity, Inc., Gtd. Notes		4.50	10/1/2029	3,132,000	[b]	2,701,742
IQVIA, Inc., Gtd. Notes		5.00	5/15/2027	2,770,000	[b]	2,613,849
Jazz Securities DAC, Sr. Scd. Notes		4.38	1/15/2029	2,110,000	[b]	1,841,352
LifePoint Health, Inc., Sr. Scd. Notes		9.88	8/15/2030	1,294,000	[b,c]	1,254,378
Medline Borrower LP, Sr. Scd. Notes		3.88	4/1/2029	2,309,000	[b]	1,954,136
Medline Borrower LP, Sr. Unscd. Notes		5.25	10/1/2029	1,529,000	[b,c]	1,323,359
Molina Healthcare, Inc., Sr. Unscd. Notes		4.38	6/15/2028	2,905,000	[b]	2,606,288
Option Care Health, Inc., Gtd. Notes		4.38	10/31/2029	3,347,000	[b]	2,894,904
Tenet Healthcare Corp., Gtd. Notes		6.13	10/1/2028	1,570,000	[c]	1,475,298

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.9% (continued)
Health Care - 6.9% (continued)
Tenet Healthcare Corp., Sr. Scd. Notes	4.25	6/1/2029	3,170,000		2,731,534
Tenet Healthcare Corp., Sr. Scd. Notes	4.63	6/15/2028	2,990,000		2,694,638
Tenet Healthcare Corp., Sr. Scd. Notes	5.13	11/1/2027	1,650,000		1,537,189
Tenet Healthcare Corp., Sr. Scd. Notes	6.75	5/15/2031	2,050,000	[b]	1,979,727
				40,606,183
Industrial - 1.8%
Artera Services LLC, Sr. Scd. Notes	9.03	12/4/2025	1,270,045	[b]	1,173,420
Chart Industries, Inc., Sr. Scd. Notes	7.50	1/1/2030	3,470,000	[b]	3,493,353
Dycom Industries, Inc., Gtd. Notes	4.50	4/15/2029	1,254,000	[b]	1,085,996
Husky III Holding Ltd., Sr. Unscd. Notes	13.00	2/15/2025	1,681,000	[b,d]	1,668,426
TK Elevator US Newco, Inc., Sr. Scd. Notes	5.25	7/15/2027	1,600,000	[b]	1,468,261
Xerox Holdings Corp., Gtd. Notes	5.50	8/15/2028	1,670,000	[b]	1,406,515
				10,295,971
Information Technology - 2.1%
AthenaHealth Group, Inc., Sr. Unscd. Notes	6.50	2/15/2030	4,645,000	[b]	3,890,848
Central Parent, Inc./CDK Global, Inc., Sr. Scd. Notes	7.25	6/15/2029	2,465,000	[b]	2,392,067
Cloud Software Group, Inc., Sr. Scd. Notes	6.50	3/31/2029	1,937,000	[b]	1,714,905
Elastic NV, Sr. Unscd. Notes	4.13	7/15/2029	2,300,000	[b]	1,961,326
SS&C Technologies, Inc., Gtd. Notes	5.50	9/30/2027	2,250,000	[b]	2,125,497
				12,084,643
Insurance - 2.5%
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Notes	4.25	2/15/2029	3,740,000	[b]	3,147,028
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes	7.00	11/15/2025	1,800,000	[b]	1,750,320
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes	6.75	4/15/2028	2,115,000	[b]	2,043,163
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unscd. Notes	6.75	10/15/2027	2,350,000	[b]	2,187,983
AmWINS Group, Inc., Sr. Unscd. Notes	4.88	6/30/2029	1,793,000	[b]	1,573,418
Global Atlantic Financial Co., Gtd. Notes	3.13	6/15/2031	2,410,000	[b]	1,720,160

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.9% (continued)
Insurance - 2.5% (continued)
GTCR AP Finance, Inc., Sr. Unscd. Notes		8.00	5/15/2027	2,000,000	[b]	1,967,796
					14,389,868
Internet Software & Services - 2.0%
Cogent Communications Group, Inc., Gtd. Notes		7.00	6/15/2027	2,670,000	[b]	2,552,413
Gen Digital, Inc., Gtd. Notes		6.75	9/30/2027	3,540,000	[b]	3,473,695
Go Daddy Operating Co., LLC/GD Finance Co., Inc., Gtd. Notes		5.25	12/1/2027	4,040,000	[b]	3,815,780
Uber Technologies, Inc., Gtd. Notes		4.50	8/15/2029	2,190,000	[b]	1,961,652
					11,803,540
Materials - 4.6%
ARD Finance SA, Sr. Scd. Notes		6.50	6/30/2027	2,264,053	[b,d]	1,711,716
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Scd. Notes		3.25	9/1/2028	1,555,000	[b]	1,298,311
Ball Corp., Gtd. Bonds		4.88	3/15/2026	928,000		892,141
Ball Corp., Gtd. Notes		6.00	6/15/2029	1,230,000		1,195,645
Clydesdale Acquisition Holdings, Inc., Gtd. Notes		8.75	4/15/2030	3,320,000	[b]	2,852,342
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes		6.63	4/15/2029	940,000	[b]	874,922
Kleopatra Finco Sarl, Sr. Scd. Bonds	EUR	4.25	3/1/2026	1,280,000	[b]	1,135,964
LABL, Inc., Sr. Scd. Notes		9.50	11/1/2028	1,475,000	[b]	1,513,719
LABL, Inc., Sr. Unscd. Notes		10.50	7/15/2027	1,875,000	[b]	1,765,008
Mauser Packaging Solutions Holding Co., Scd. Notes		9.25	4/15/2027	2,115,000	[b]	1,851,629
Mauser Packaging Solutions Holding Co., Sr. Scd. Notes		7.88	8/15/2026	2,974,000	[b]	2,872,530
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Scd. Notes		4.00	10/15/2027	2,620,000	[b,c]	2,328,132
Sealed Air Corp., Gtd. Notes		5.00	4/15/2029	3,195,000	[b]	2,876,457
Trivium Packaging Finance BV, Gtd. Notes		8.50	8/15/2027	970,000	[b]	887,603
Trivium Packaging Finance BV, Sr. Scd. Notes		5.50	8/15/2026	2,782,000	[b]	2,597,089
					26,653,208
Media - 7.1%
Altice Financing SA, Sr. Scd. Bonds		5.75	8/15/2029	4,387,000	[b,c]	3,600,888
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		4.50	5/1/2032	2,220,000		1,744,638
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		4.75	3/1/2030	4,082,000	[b]	3,431,722
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		5.00	2/1/2028	2,995,000	[b]	2,723,153

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.9% (continued)
Media - 7.1% (continued)
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		5.13	5/1/2027	2,919,000	[b]	2,722,730
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		7.38	3/1/2031	2,420,000	[b,c]	2,338,818
CSC Holdings LLC, Gtd. Notes		5.38	2/1/2028	2,693,000	[b]	2,196,012
CSC Holdings LLC, Gtd. Notes		5.50	4/15/2027	1,400,000	[b]	1,201,788
CSC Holdings LLC, Gtd. Notes		11.25	5/15/2028	962,000	[b,c]	959,606
CSC Holdings LLC, Sr. Unscd. Bonds		5.25	6/1/2024	1,600,000		1,524,541
CSC Holdings LLC, Sr. Unscd. Notes		5.75	1/15/2030	1,210,000	[b]	679,737
CSC Holdings LLC, Sr. Unscd. Notes		7.50	4/1/2028	1,395,000	[b]	908,110
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., Sr. Scd. Notes		5.88	8/15/2027	2,060,000	[b]	1,824,027
DISH DBS Corp., Gtd. Notes		7.75	7/1/2026	1,186,000		891,356
DISH Network Corp., Sr. Scd. Notes		11.75	11/15/2027	5,518,000	[b]	5,567,336
Gray Television, Inc., Gtd. Notes		5.88	7/15/2026	680,000	[b]	611,799
Gray Television, Inc., Gtd. Notes		7.00	5/15/2027	1,665,000	[b,c]	1,434,464
iHeartCommunications, Inc., Sr. Scd. Notes		6.38	5/1/2026	2,140,000		1,847,397
Nexstar Media, Inc., Gtd. Notes		4.75	11/1/2028	1,670,000	[b]	1,384,287
Virgin Media Finance PLC, Gtd. Notes		5.00	7/15/2030	1,435,000	[b,c]	1,129,853
Virgin Media Secured Finance PLC, Sr. Scd. Bonds	GBP	5.00	4/15/2027	760,000	[b]	863,029
Virgin Media Secured Finance PLC, Sr. Scd. Notes		5.50	5/15/2029	733,000	[b]	653,689
Ziggo Bond Co. BV, Gtd. Notes		5.13	2/28/2030	1,360,000	[b]	1,016,076
					41,255,056
Metals & Mining - 1.5%
Arsenal AIC Parent LLC, Sr. Scd. Notes		8.00	10/1/2030	534,000	[b]	532,008
FMG Resources August 2006 Pty Ltd., Gtd. Notes		4.50	9/15/2027	650,000	[b]	589,105
FMG Resources August 2006 Pty Ltd., Sr. Unscd. Notes		6.13	4/15/2032	1,950,000	[b]	1,776,053
Novelis Corp., Gtd. Notes		3.25	11/15/2026	1,410,000	[b]	1,261,014
Novelis Corp., Gtd. Notes		4.75	1/30/2030	1,970,000	[b]	1,707,576
Taseko Mines Ltd., Sr. Scd. Notes		7.00	2/15/2026	3,210,000	[b]	3,003,146
					8,868,902
Real Estate - 2.3%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Gtd. Notes		5.25	10/1/2025	2,484,000	[b]	2,394,029
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Scd. Notes		4.88	5/15/2029	2,110,000	[b]	1,787,497

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.9% (continued)
Real Estate - 2.3% (continued)
Rithm Capital Corp., Sr. Unscd. Notes		6.25	10/15/2025	4,631,000	[b]	4,399,357
RLJ Lodging Trust LP, Sr. Scd. Notes		4.00	9/15/2029	2,637,000	[b]	2,162,591
Starwood Property Trust, Inc., Sr. Unscd. Notes		3.75	12/31/2024	2,590,000	[b]	2,468,534
					13,212,008
Retailing - 4.9%
1011778 BC ULC/New Red Finance, Inc., Sr. Scd. Notes		3.88	1/15/2028	1,013,000	[b]	909,543
Advance Auto Parts, Inc., Gtd. Notes		5.95	3/9/2028	2,460,000	[c]	2,326,668
Beacon Roofing Supply, Inc., Sr. Scd. Notes		4.50	11/15/2026	1,550,000	[b]	1,448,944
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Scd. Notes		4.63	1/15/2029	2,080,000	[b]	1,765,078
Foundation Building Materials, Inc., Gtd. Notes		6.00	3/1/2029	1,435,000	[b]	1,195,636
Kohl's Corp., Sr. Unscd. Notes		4.25	7/17/2025	1,280,000	[c]	1,188,488
Kohl's Corp., Sr. Unscd. Notes		4.63	5/1/2031	1,128,000		759,652
Macy's Retail Holdings LLC, Gtd. Notes		4.50	12/15/2034	524,000		355,092
Macy's Retail Holdings LLC, Gtd. Notes		5.88	4/1/2029	1,345,000	[b,c]	1,178,953
PetSmart, Inc./Petsmart Finance Corp., Sr. Scd. Notes		4.75	2/15/2028	2,590,000	[b]	2,270,532
PetSmart, Inc./PetSmart Finance Corp., Gtd. Notes		7.75	2/15/2029	2,370,000	[b]	2,211,171
QVC, Inc., Sr. Scd. Notes		4.85	4/1/2024	1,910,000	[c]	1,837,946
SRS Distribution, Inc., Gtd. Notes		6.00	12/1/2029	2,807,000	[b]	2,361,010
SRS Distribution, Inc., Sr. Scd. Notes		4.63	7/1/2028	712,000	[b]	616,043
Staples, Inc., Sr. Scd. Notes		7.50	4/15/2026	1,721,000	[b]	1,417,955
White Cap Buyer LLC, Sr. Unscd. Notes		6.88	10/15/2028	3,260,000	[b]	2,885,216
Yum! Brands, Inc., Sr. Unscd. Notes		4.75	1/15/2030	2,170,000	[b]	1,951,915
Yum! Brands, Inc., Sr. Unscd. Notes		5.38	4/1/2032	2,094,000		1,917,067
					28,596,909
Semiconductors & Semiconductor Equipment - .5%
Entegris Escrow Corp., Gtd. Notes		5.95	6/15/2030	3,090,000	[b]	2,868,901
Technology Hardware & Equipment - .3%
Western Digital Corp., Gtd. Notes		4.75	2/15/2026	1,609,000		1,534,637
Telecommunication Services - 4.7%
Altice France Holding SA, Sr. Scd. Notes	EUR	8.00	5/15/2027	3,315,000	[b]	2,028,008
Altice France Holding SA, Sr. Scd. Notes		10.50	5/15/2027	5,448,000	[b]	3,405,361
Altice France SA, Sr. Scd. Notes		5.50	1/15/2028	3,970,000	[b]	3,063,917
Altice France SA, Sr. Scd. Notes		5.50	10/15/2029	1,637,000	[b]	1,179,598

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.9% (continued)
Telecommunication Services - 4.7% (continued)
C&W Senior Financing DAC, Sr. Unscd. Notes	6.88	9/15/2027	1,257,000	[b]	1,106,736
Frontier Communications Holdings LLC, Scd. Notes	6.75	5/1/2029	1,270,000	[b]	978,773
Frontier Communications Holdings LLC, Sr. Scd. Notes	8.75	5/15/2030	3,113,000	[b]	2,958,985
Iliad Holding SASU, Sr. Scd. Notes	6.50	10/15/2026	3,739,000	[b]	3,516,877
Level 3 Financing, Inc., Sr. Scd. Notes	10.50	5/15/2030	2,308,000	[b,c]	2,325,271
Lumen Technologies, Inc., Sr. Scd. Notes	4.00	2/15/2027	1,746,000	[b]	1,152,054
Telesat Canada/Telesat LLC, Sr. Scd. Notes	5.63	12/6/2026	2,250,000	[b]	1,549,958
ViaSat, Inc., Sr. Unscd. Notes	5.63	9/15/2025	2,985,000	[b]	2,760,871
Zayo Group Holdings, Inc., Sr. Scd. Notes	4.00	3/1/2027	1,763,000	[b,c]	1,310,439
				27,336,848
Utilities - 3.8%
Calpine Corp., Sr. Scd. Notes	4.50	2/15/2028	1,000,000	[b]	902,266
Calpine Corp., Sr. Unscd. Notes	5.00	2/1/2031	3,444,000	[b]	2,788,985
Calpine Corp., Sr. Unscd. Notes	5.13	3/15/2028	1,565,000	[b,c]	1,395,328
NRG Energy, Inc., Gtd. Notes	5.25	6/15/2029	3,280,000	[b]	2,898,924
NRG Energy, Inc., Jr. Sub. Bonds	10.25	3/15/2028	2,095,000	[b,e]	2,053,968
PG&E Corp., Sr. Scd. Notes	5.00	7/1/2028	3,210,000	[c]	2,911,051
Pike Corp., Gtd. Notes	5.50	9/1/2028	2,110,000	[b]	1,848,087
Solaris Midstream Holdings LLC, Gtd. Notes	7.63	4/1/2026	4,180,000	[b]	4,039,562
Vistra Corp., Jr. Sub. Bonds	7.00	12/15/2026	1,890,000	[b,e]	1,726,543
Vistra Operations Co. LLC, Gtd. Notes	4.38	5/1/2029	2,110,000	[b]	1,815,775
				22,380,489
Total Bonds and Notes (cost $539,700,368)			518,610,078

Floating Rate Loan Interests - 4.7%
Advertising - .2%
Clear Channel Outdoor Holdings, Inc., Term Loan B, (1-3 Month TSFR +3.56%)	9.13	8/23/2026	950,000	[f]	924,863
Aerospace & Defense - .2%
Dynasty Acquisition I Co., Term Loan B-1, (1 Month TSFR +4.00%)	9.32	8/24/2028	815,556	[f]	814,879
Standard Aero Ltd., Refinancing Term Loan B-2, (1 Month TSFR +4.00%)	9.32	8/24/2028	349,524	[f]	349,234
				1,164,113

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 4.7% (continued)
Automobiles & Components - .7%
Clarios Global LP, First Lien Amendment No. 1 Euro Term Loan, (1 Month EURIBOR +3.25%)	EUR	7.11	4/30/2026	1,329,609	[f]	1,402,875
First Brands Group LLC, 2022 Incremental Term Loan, (3 Month TSFR +5.00%)		10.88	3/30/2027	1,486,441	[f]	1,470,655
Realtruck Group, Inc., Initial Term Loan, (1 Month TSFR +3.86%)		9.18	1/29/2028	1,206,905	[f]	1,157,440
					4,030,970
Chemicals - .1%
Nouryon USA LLC, Extended Dollar Term Loan, (1 Month TSFR +4.10%)		9.43	4/3/2028	682,230	[f]	675,121
Commercial & Professional Services - .6%
Indy US Holdco LLC, Fifth Amendment Incremental Term Loan, (1 Month TSFR +6.25%)		11.57	3/5/2028	1,860,338	[f]	1,816,927
Neptune BidCo US, Inc., Dollar Term Loan B, (3 Month TSFR +5.10%)		10.40	4/11/2029	1,655,850	[f]	1,496,135
Travelport Finance Luxembourg, Junior Priority Term Loan, (3 Month TSFR +8.50%)		13.89	5/30/2026	215,052	[d,f]	127,956
					3,441,018
Consumer Discretionary - .3%
ECL Entertainment LLC, Facility Term Loan B, (3 Month TSFR +4.75%)		10.14	8/31/2030	634,667	[f]	634,667
Recess Holdings, Inc., New Term Loan, (3 Month TSFR +4.00%)		9.38	3/24/2027	1,178,378	[f]	1,178,384
					1,813,051
Consumer Staples - .1%
Hunter Douglas, Inc., Tranche Term Loan B-1, (3 Month TSFR +3.50%)		8.89	2/25/2029	907,652	[f]	886,095
Diversified Financials - .2%
Russell Investments US, 2025 New Term Loan, (1 Month TSFR +3.60%)		8.92	5/30/2025	1,300,000	[f]	1,242,040
Energy - .3%
WaterBridge Midstream Operating, Initial Term Loan, (3 Month TSFR +6.01%)		11.36	6/21/2026	1,637,938	[f]	1,642,295
Financials - .2%
Jump Financial LLC, Term Loan, (3 Month TSFR +4.76%)		10.15	8/6/2028	1,196,947	[f]	1,140,092

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 4.7% (continued)
Industrial - .4%
CPM Holdings, Inc., Initial Term Loan, (1 Month TSFR +4.50%)	5.00	9/22/2028	607,143	[f]	606,575
Powerteam Services LLC, First Lien Initial Term Loan, (3 Month TSFR +3.25%)	8.74	3/6/2025	478,733	[f]	450,675
Revere Power LLC, Term Loan B, (1 Month TSFR +4.35%)	9.67	3/29/2026	1,408,158	[f]	1,241,700
Revere Power LLC, Term Loan C, (1 Month LIBOR +4.25%)	9.67	3/29/2026	123,322	[f]	108,744
				2,407,694
Information Technology - .2%
Quest Software, Inc., First Lien Initial Term Loan, (3 Month TSFR +4.40%)	9.77	2/1/2029	1,506,196	[f]	1,260,656
Insurance - .5%
Asurion LLC, Second Lien Term Loan B-3, (1 Month TSFR +5.36%)	10.68	2/3/2028	1,938,000	[f]	1,752,853
USI, Inc., Term Loan, (1 Month TSFR +3.25%)	3.25	9/29/2030	1,000,000	[f]	998,750
				2,751,603
Internet Software & Services - .2%
MH Sub I LLC, 2023 May New Term Loan, (1 Month TSFR +4.25%)	9.57	5/3/2028	1,206,975	[f]	1,169,728
Utilities - .5%
Eastern Power LLC, Term Loan B, (1 Month TSFR +3.86%)	9.18	10/2/2025	2,059,589	[f]	1,998,234
Generation Bridge Northeast LLC, Term Loan B, (1 Month TSFR +4.25%)	9.57	8/7/2029	840,000	[f]	841,399
				2,839,633
Total Floating Rate Loan Interests (cost $27,241,989)			27,388,972
Description			Shares		Value ($)
Common Stocks - .0%
Media - .0%
Altice USA, Inc., Cl. A (cost $563,026)			29,000	[g]	94,830
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 4.4%
Registered Investment Companies - 4.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $25,991,438)	5.40		25,991,438	[h]	25,991,438

Investment of Cash Collateral for Securities Loaned - 4.9%
Registered Investment Companies - 4.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $28,537,053)	5.40	28,537,053	[h] 28,537,053
Total Investments (cost $622,033,874)		102.9%	600,622,371
Liabilities, Less Cash and Receivables		(2.9%)	(16,978,878)
Net Assets		100.0%	583,643,493

EURIBOR—Euro Interbank Offered Rate

TSFR—Term Secured Overnight Financing Rate Reference Rates

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities were valued at $452,357,487 or 77.51% of net assets.

c Security, or portion thereof, on loan. At September 30, 2023, the value of the fund’s securities on loan was $34,713,048 and the value of the collateral was $37,326,053, consisting of cash collateral of $28,537,053 and U.S. Government & Agency securities valued at $8,789,000. In addition, the value of collateral may include pending sales that are also on loan.

d Payment-in-kind security and interest may be paid in additional par.

e Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

f Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

g Non-income producing security.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
Citigroup Global Markets Inc.
United States Dollar	2,039,377	British Pound	1,665,000	10/26/2023	7,563
United States Dollar	14,557,990	Euro	13,670,000	10/26/2023	88,827
Gross Unrealized Appreciation					96,390

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon High Yield Fund

September 30, 2023 (Unaudited)

The following is a summary of the inputs used as of September 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	-	15,961,554	-	15,961,554
Corporate Bonds	-	502,648,524	-	502,648,524
Equity Securities - Common Stocks	94,830	-	-	94,830
Floating Rate Loan Interests	-	27,388,972	-	27,388,972
Investment Companies	54,528,491	-	-	54,528,491
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	96,390	-	96,390

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills)options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2023 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At September 30, 2023, accumulated net unrealized depreciation on investments was $21,315,113, consisting of $1,917,406 gross unrealized appreciation and $23,232,519 gross unrealized depreciation.

At September 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.